NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7%
	Communications - 11.5%
38,106	Alphabet, Inc., Class A	$11,927,178
141,251	AT&T, Inc.	3,508,675
538	Booking Holdings, Inc.	2,881,168
9,022	Meta Platforms, Inc., Class A	5,955,332
11,348	T-Mobile US, Inc.	2,304,098
36,468	Uber Technologies, Inc.(a)	2,979,800
		29,556,251
	Consumer Discretionary - 9.1%
41,511	Amazon.com, Inc.(a)	9,581,569
23,589	Chipotle Mexican Grill, Inc.(a)	872,793
5,262	DR Horton, Inc.	757,886
17,495	General Motors Company	1,422,693
4,180	Hilton Worldwide Holdings, Inc.	1,200,705
4,409	Lennar Corporation, Class A	453,245
1,852	Lululemon Athletica, Inc.(a)	384,864
3,990	Marriott International Inc, Class A	1,237,858
16,766	O’Reilly Automotive, Inc.(a)	1,529,227
3,823	PulteGroup, Inc.	448,285
12,272	Tesla, Inc.(a)	5,518,964
		23,408,089
	Consumer Staples - 4.7%
41,175	Coca-Cola Company (The)	2,878,544
27,546	Keurig Dr Pepper, Inc.	771,563
19,305	PepsiCo, Inc.	2,770,654
19,784	Procter & Gamble Company (The)	2,835,245
25,404	Walmart, Inc.	2,830,260
		12,086,266
	Energy - 2.8%
20,326	Baker Hughes Company	925,646
3,739	Diamondback Energy, Inc.	562,084
24,994	Exxon Mobil Corporation	3,007,779
2,093	First Solar, Inc.(a)	546,754
8,353	Phillips 66	1,077,871

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Energy - 2.8% (Continued)
29,051	SLB Ltd.	$1,114,977
		7,235,111
	Financials - 10.7%
4,922	Allstate Corporation (The)	1,024,514
7,697	American Express Company	2,847,505
4,803	Arthur J. Gallagher & Company	1,242,968
53,650	Bank of America Corporation	2,950,750
7,863	Berkshire Hathaway, Inc., Class B(a)	3,952,337
6,890	Chubb Ltd.	2,150,507
25,960	Citigroup, Inc.	3,029,272
3,332	Goldman Sachs Group, Inc. (The)	2,928,828
5,125	Hartford Insurance Group, Inc. (The)	706,225
11,913	JPMorgan Chase & Company	3,838,608
16,589	Morgan Stanley	2,945,045
		27,616,559
	Health Care - 8.6%
8,825	Amgen, Inc.	2,888,511
3,701	Cooper Companies, Inc. (The)(a)	303,334
2,821	Eli Lilly & Company	3,031,672
23,881	Gilead Sciences, Inc.	2,931,154
1,570	IDEXX Laboratories, Inc.(a)	1,062,152
1,397	Insulet Corporation(a)	397,083
29,264	Merck & Company, Inc.	3,080,329
6,669	Stryker Corporation	2,343,954
8,792	UnitedHealth Group, Inc.	2,902,327
4,830	Vertex Pharmaceuticals, Inc.(a)	2,189,729
8,165	Zoetis, Inc.	1,027,320
		22,157,565
	Industrials - 7.7%
22,746	Amphenol Corporation, Class A	3,073,894
5,179	Caterpillar, Inc.	2,966,894
6,532	Cintas Corporation	1,228,474
12,271	Delta Air Lines, Inc.	851,608
21,648	Fastenal Company	868,734

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Industrials - 7.7% (Continued)
9,993	General Electric Company	$3,078,143
11,818	Honeywell International, Inc.	2,305,574
752	Huntington Ingalls Industries, Inc.	255,733
2,467	Parker-Hannifin Corporation	2,168,394
3,838	Republic Services, Inc.	813,387
9,416	Southwest Airlines Company	389,163
1,239	United Rentals, Inc.	1,002,748
805	WW Grainger, Inc.	812,285
		19,815,031
	Materials - 2.1%
4,824	Ecolab, Inc.	1,266,396
20,207	Newmont Corporation	2,017,669
4,421	Sherwin-Williams Company (The)	1,432,537
2,636	Vulcan Materials Company	751,840
		5,468,442
	Real Estate - 2.0%
9,211	American Tower Corporation, Class A	1,617,176
5,593	CBRE Group, Inc., Class A(a)	899,298
11,759	Host Hotels & Resorts, Inc.	208,487
6,197	Iron Mountain, Inc.	514,041
17,777	Realty Income Corporation	1,002,089
6,276	Simon Property Group, Inc.	1,161,750
		5,402,841
	Technology - 36.1%
63,862	Apple, Inc.	17,361,523
7,697	Automatic Data Processing, Inc.	1,979,899
18,855	Broadcom, Inc.	6,525,716
38,454	Cisco Systems, Inc.	2,962,112
5,411	Crowdstrike Holdings, Inc., Class A(a)	2,536,460
462	Fair Isaac Corporation(a)	781,066
1,287	Gartner, Inc.(a)	324,684
4,364	Intuit, Inc.	2,890,801
1,357	Jack Henry & Associates, Inc.	247,625
5,185	Mastercard, Inc., Class A	2,960,014

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Technology - 36.1% (Continued)
12,913	Micron Technology, Inc.	$3,685,499
31,876	Microsoft Corporation	15,415,870
100,947	NVIDIA Corporation	18,826,615
16,415	Oracle Corporation	3,199,448
14,224	Palo Alto Networks, Inc.(a)	2,620,061
930	Paycom Software, Inc.	148,205
18,489	PayPal Holdings, Inc.	1,079,388
16,766	QUALCOMM, Inc.	2,867,824
5,622	S&P Global, Inc.	2,938,001
11,254	Salesforce, Inc.	2,981,297
845	Tyler Technologies, Inc.(a)	383,588
		92,715,696
	Utilities - 2.4%
3,651	American Water Works Company, Inc.	476,456
6,432	Constellation Energy Corporation	2,272,232
14,933	Duke Energy Corporation	1,750,297
19,562	Exelon Corporation	852,708
10,234	FirstEnergy Corporation	458,176
14,243	PPL Corporation	498,790
		6,308,659

	TOTAL COMMON STOCKS (Cost $215,929,333)	251,770,510

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
3,785	iShares Core S&P 500 ETF	2,592,498
3,790	SPDR S&P 500 ETF	2,584,477
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,123,300)	5,176,975

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Fair Value

TOTAL INVESTMENTS - 99.7% (Cost $221,052,633)	$256,947,485
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	683,748
NET ASSETS - 100.0%	$257,631,233

(a)	Non-income producing security.

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt